Blackstone / GSO Long-Short Credit Income Fund	Portfolio of Investments
March 31, 2019 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 142.16%
Aerospace & Defense - 3.10%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$1,863,884	$1,868,553
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	1,865,762	1,847,104
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	888,806	848,254
1M US L + 7.25%, 03/08/2026	666,667	650,000
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,119,375	1,112,939
		6,326,850

Air Transport - 1.13%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan:
1M US L + 3.25%, 04/28/2022	470,660	444,383
1M US L + 4.25%, 03/14/2025	1,975,000	1,861,438
		2,305,821

Automotive - 1.38%
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	358,168	349,812
Panther BF Aggregator 2 L P, First Lien B Term Loan, 3M US L + 3.50%, 03/18/2026(c)	1,440,000	1,425,586
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	1,070,074	1,043,322
		2,818,720

Beverage & Tobacco - 0.19%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022(b)	693,642	381,503

Brokers, Dealers & Investment Houses - 0.92%
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	718,186	705,471
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026	553,846	558,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(c)	629,100	623,988
		1,887,459

Building & Development - 8.81%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023(b)	2,681,564	2,661,452
3M US L + 9.75%, 09/30/2024(b)	150,000	150,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024(b)	237,576	235,794
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 6.00% PIK, 11/15/2021	1,033,094	870,382
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025(b)	928,125	909,563
Forest City Enterprises LP, First Lien Initial Term Loan, 1M US L + 4.00%, 12/08/2025(c)	471,579	474,231
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	2,653,415	2,451,556
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025	2,681,989	2,564,652
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	1,953,818	1,923,290
LBM Borrower LLC, First Lien Tranche C Term Loan, 2M US L + 3.75%, 08/19/2022	2,083,784	2,007,205
Ply Gem Midco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 04/12/2025	1,125,530	1,081,916
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	714,600	707,454
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	2,051,509	1,963,469
		18,000,964

Business Equipment & Services - 22.19%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	728,713	721,426
3M US L + 7.75%, 02/27/2026	97,826	97,174

	Principal
	Amount	Value

Business Equipment & Services (continued)
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	$776,852	$663,117
1M US L + 3.25%, 07/25/2021	745,063	633,489
1M US L + 6.50%, 07/25/2022	3,123,849	2,307,744
Allied Universal Holdco LLC, First Lien Initial Term Loan:
1M US L + 4.25%, 07/28/2022	1,146,064	1,121,710
1M US L + 3.75%, 07/28/2022	1,164,000	1,128,498
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
1M US L + 3.50%, 12/03/2022	1,024,936	1,023,655
3M US L + 4.00%, 12/12/2022(b)(c)	267,568	267,233
BMC Acquisition, Inc., First Lien Initial Term Loan, 6M US L + 5.25%, 12/27/2024(b)	648,047	631,846
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	1,776,244	1,752,931
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	328,101	329,865
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	307,385	298,356
3M US L + 6.75%, 02/01/2026(b)	439,655	429,763
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	1,232,432	1,220,878
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	1,067,226	1,056,634
Financial & Risk US Holdings, Inc., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 10/01/2025	997,500	970,248
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025(b)	1,575,442	1,545,903
1M US L + 9.00%, 04/10/2026	1,800,000	1,730,250
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	199,171	198,299
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	315,015	301,888
1M US L + 8.00%, 05/01/2025	946,746	939,645
KUEHG Corp., Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	1,405,460	1,391,989
3M US L + 8.25%, 08/15/2025	2,198,220	2,198,220
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	1,955,603	1,703,819
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,539,000	1,547,657
Millennium Trust Company LLC, First Lien Term Loan, 3M US L + 5.00%, 02/27/2026(c)	1,384,615	1,368,180
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	1,461,758	1,409,003
1M US L + 7.25%, 12/01/2025	460,606	449,667
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	1,667,187	1,659,893
3M US L + 7.50%, 05/22/2026(b)	1,260,000	1,228,500
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	360,000	355,500
PT Intermediate Holdings III LLC, First Lien B Term Loan:
3M US L + 4.00%, 12/09/2024	1,424,837	1,403,464
3M US L + 8.00%, 12/08/2025(b)	1,260,000	1,247,400
RevSpring, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 10/11/2025(b)	1,077,300	1,066,527
Sedgwick Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,191,484	1,169,018
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	955,416	949,440
SurveyMonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	1,837,748	1,805,588
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	756,633	756,160
TIBCO Software, Inc., First Lien B-1 Term Loan, 1M US L + 3.50%, 12/04/2020	660,397	658,746
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,176,123	1,165,097
Trugreen LP, First Lien Initial Refinancing Term Loan, 1M US L + 3.75%, 03/19/2026(c)	70,313	70,532
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	2,376,000	2,360,413
		45,335,365

Chemical & Plastics - 3.41%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	2,143,800	2,133,081
Emerald Performance Materials LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022(b)	1,500,000	1,470,000

	Principal
	Amount	Value

Chemical & Plastics (continued)
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	$275,331	$261,565
1M US L + 7.00%, 01/26/2026	566,667	546,125
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	1,511,194	1,493,256
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	494,547	485,895
2M US L + 8.25%, 10/27/2025	588,834	574,604
		6,964,526

Clothing & Textiles - 0.24%
Hercules Achievement, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 12/16/2024	505,054	499,245

Conglomerates - 0.85%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2021	581,600	574,694
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.25%, 03/21/2024(b)	406,911	377,410
Sabre GLBL Inc., First Lien 2018 Other B Term Loan, 1M US L + 2.00%, 02/22/2024(c)	142,857	142,031
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025(c)	639,758	634,691
		1,728,826

Containers & Glass Products - 3.60%
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,066,071	1,035,800
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	507,363	469,310
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	891,000	866,502
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	1,786,500	1,790,966
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 05/20/2021(b)	708,455	699,600
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	480,677	465,204
1M US L + 8.50%, 11/18/2024	366,029	359,318
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	323,753	322,539
Strategic Materials Holding Corp., First Lien Initial Term Loan:
3M US L + 3.75%, 11/01/2024	329,167	292,135
3M US L + 7.75%, 12/27/2025(b)	933,333	760,667
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	311,842	301,318
		7,363,359

Diversified Insurance - 1.34%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
3M US L + 4.25%, 11/22/2023	537,914	535,447
3M US L + 3.75%, 11/22/2023	501,826	495,553
BroadStreet Partners, Inc., 1M US L + 3.25%, 11/08/2023	22,665	22,537
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	393,457	379,194
1M US L + 6.75%, 02/16/2026	364,286	358,366
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	310,696	311,280
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	663,867	624,865
		2,727,242

Drugs - 2.19%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	294,643	291,696
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,182,491	1,049,461
Avantor, Inc., First Lien Initial B-1 Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	761,925	764,067
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	2,372,139	2,363,244
		4,468,468

Ecological Services & Equipment - 0.49%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	760,218	674,058

	Principal
	Amount	Value

Ecological Services & Equipment (continued)
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	$334,513	$333,050
		1,007,108

Electronics/Electrical - 24.82%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025	2,693,250	2,642,873
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	716,391	708,930
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	967,688	954,382
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026(b)	1,800,000	1,727,442
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	209,150	207,059
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,206,952	2,511,845
Dell International LLC, First Lien Refinancing B Term Loan, 1M US L + 2.00%, 09/07/2023	142,857	141,417
DigiCert, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 10/31/2025	800,000	784,500
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 02/02/2026	1,500,000	1,483,125
Dynatrace LLC, Second Lien Term Loan, 1M US L + 7.00%, 08/21/2026	456,675	456,248
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024(c)	516,528	513,945
ETA Australia Holdings III Pty, Ltd., First Lien Term Loan, 3M US L + 4.00%, 03/08/2026(c)	800,000	801,000
Flexera Software LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/26/2025	659,832	657,522
1M US L + 7.25%, 02/26/2026	548,387	544,960
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	2,181,058	2,153,794
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025(b)	586,122	579,528
1M US L + 7.75%, 03/23/2026	775,862	773,923
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	497,917	498,228
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	698,668	699,251
Imperva, Inc., First Lien Term Loan:
1M US L + 4.00%, 01/12/2026	981,818	975,530
1M US L + 7.75%, 01/11/2027	847,059	834,353
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,874,081	2,857,928
1M US L + 9.00%, 01/20/2025	2,000,000	1,941,250
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	619,103	619,493
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	1,410,543	1,393,694
MLN US HoldCo LLC, First Lien B Term Loan, 3M US L + 4.50%, 11/30/2025	1,232,826	1,214,025
Navex Topco, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 09/04/2025	201,236	197,149
1M US L + 7.00%, 09/04/2026	900,000	885,748
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	838,430	834,586
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/23/2025	370,533	370,765
Project Alpha Intermediate Holding, Inc., First Lien B Term Loan, 3M US L + 4.25%, 04/26/2024(c)	1,818,182	1,820,455
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,069,254	1,053,215
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
1M US L + 4.00%, 07/07/2023	547,240	541,428
1M US L + 4.25%, 07/07/2023	311,220	308,302
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	499,437	451,156
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	2,764,499	2,734,269
3M US L + 8.25%, 05/17/2026	2,607,692	2,578,355
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,543,175	1,541,254
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	1,370,769	1,350,208
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	780,326	783,904
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,216,306	1,188,429
3M US L + 7.50%, 05/17/2026	1,440,000	1,380,153
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/31/2024	208,709	194,361
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,080,889	1,004,043
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	504,507	503,405

	Principal
	Amount	Value

Electronics/Electrical (continued)
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 10/10/2025	$1,635,616	$1,616,202
3M US L + 7.75%, 10/09/2026(b)	701,485	692,716
		50,706,348

Equipment Leasing - 1.04%
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,100,000	2,122,312

Financial Intermediaries - 2.39%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	2,134,281	1,734,103
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	459,193	443,863
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	1,377,116	1,358,181
1M US L + 7.50%, 05/25/2026(b)	354,881	351,332
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,002,500
		4,889,979

Food Products - 2.68%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	1,630,805	1,516,656
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 07/03/2020	1,843,686	1,768,399
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	1,401,680	1,378,903
1M US L + 8.00%, 02/01/2024	831,548	813,491
		5,477,449

Food Service - 3.89%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024	798,260	790,781
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	1,983,379	1,926,853
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	2,290,425	2,224,586
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	598,861	596,241
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	824,326	832,570
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	651,066	646,183
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	937,931	936,290
		7,953,504

Food/Drug Retailers - 0.90%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	1,739,016	1,702,497
3M US L + 4.00%, 02/07/2025	137,500	134,613
		1,837,110

Health Insurance - 1.40%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	691,200	687,744
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	2,437,099	2,030,908
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	137,773	133,673
		2,852,325

Healthcare - 24.49%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	2,444,531	2,385,447
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	619,105	557,968
3M US L + 8.25%, 10/21/2024	789,474	716,448
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	159,622	156,429
1M US L + 9.50%, 06/07/2021(b)	3,276,562	3,227,414
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024(b)	158,808	157,617
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 10/04/2024(b)	741,178	733,766

	Principal
	Amount	Value

Healthcare (continued)
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	$769,852	$668,328
Dentalcorp Health Services ULC, First Lien Initial Term Loan:
3M US L + 2.18%, 06/06/2025(d)	139,054	135,925
1M US L + 3.75%, 06/06/2025	754,859	737,875
Endo Luxembourg Finance Company I S.a r.l., First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	1,911,719	1,881,848
Envision Healthcare Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	1,876,587	1,760,089
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	1,103,033	1,085,108
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/02/2026(b)	547,200	548,910
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,355,172	1,256,922
Heartland Dental LLC, First Lien Initial Term Loan:
3M US L + 3.75%, 04/30/2025(d)	28,123	27,362
1M US L + 3.75%, 04/30/2025	1,467,875	1,428,199
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,628,554	1,571,554
LifeScan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	2,652,750	2,556,588
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	823,282	821,224
Midwest Physician Administrative Services LLC, Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	640,000	624,000
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	1,414,621	1,395,170
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023(b)	3,040,512	3,025,309
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	203,453	203,962
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	2,604,050	2,506,398
NVA Holdings, Inc., First Lien B-3 Term Loan, 1M US L + 2.75%, 02/02/2025(c)	180,000	174,432
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	2,361,755	2,327,817
PAREXEL International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	897,722	867,105
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48%, 02/14/2025(d)	76,285	72,566
1M US L + 2.75%, 02/14/2025	338,644	322,135
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)(c)	540,000	525,150
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	2,364,650	2,332,136
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	306,437	307,075
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	652,166	644,829
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	1,301,904	1,190,155
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	1,460,874	1,447,865
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	114,566	112,728
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	248,731	221,992
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	2,477,403	2,476,635
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	1,119,375	1,113,778
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	746,250	747,418
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	2,679,750	2,364,879
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	1,412,576	1,403,747
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026(b)	1,285,714	1,205,357
		50,027,659

Home Furnishings - 1.14%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	632,000	608,300
1M US L + 3.25%, 12/13/2023	1,058,328	1,014,672
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	77,915	76,576
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,246,702	637,376
		2,336,924

Industrial Equipment - 3.66%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 3.25%, 10/31/2025(b)	243,066	239,724
Apex Tool Group LLC, 1M US L + 3.75%, 02/01/2022	1,145,223	1,116,117
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,123,775	1,088,657

	Principal
	Amount	Value

Industrial Equipment (continued)
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	$988,242	$968,477
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	592,066	571,095
1M US L + 6.75%, 09/06/2026	382,979	365,029
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,108,317	1,043,203
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	2,232,927	2,082,763
		7,475,065

Insurance - 1.68%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	1,691,591	1,691,591
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	813,953	812,936
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024(c)	193,856	193,351
Outcomes Group Holdings, Inc., Second Lien Term Loan:
1M US L + 3.50%, 10/24/2025	391,745	384,400
1M US L + 7.50%, 10/26/2026	346,154	344,423
		3,426,701

Leisure Goods/Activities/Movies - 2.01%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/05/2025	437,679	432,483
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/30/2024	1,124,188	1,102,643
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	474,605	476,185
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 4.75%, 03/18/2026(c)	2,160,000	2,103,300
		4,114,611

Lodging & Casinos - 1.27%
AP Gaming I LLC, First Lien Incremental B Term Loan, 1M US L + 3.50%, 02/15/2024	1,210,822	1,209,309
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	1,425,600	1,381,050
		2,590,359

Nonferrous Metals/Minerals - 1.42%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,437,414	1,439,929
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	847,418	847,419
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	727,726	603,558
		2,890,906

Oil & Gas - 3.84%
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	606,588	609,366
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025	1,071,900	1,035,279
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	345,423	327,849
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	2,201,294	2,134,342
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	1,061,763	1,023,279
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	862,990	729,227
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	4,506	3,696
3M US L + 0.00%, 10/01/2019(b)	34,005	27,898
3M US L + 0.00%, 10/01/2019(b)	2,752	2,258
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	114,353	96,629
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	69,848	59,021

	Principal
	Amount	Value

Oil & Gas (continued)
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	$1,856,211	$1,788,348
		7,837,192

Property & Casualty Insurance - 2.39%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	3,381,340	3,435,931
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,446,251	1,438,420
		4,874,351

Publishing - 1.95%
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,339,925	1,342,444
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	785,526	786,508
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	863,019	740,039
1M US L + 7.50%, 12/31/2023(b)	1,500,000	1,117,500
		3,986,491

Radio & Television - 0.64%
CSC Holdings LLC, First Lien February 2019 Incremental Term Loan, 3M US L + 3.00%, 04/15/2027	1,028,571	1,025,681
Gray Television, Inc., First Lien B-2 Term Loan, 1M US L + 2.25%, 02/07/2024	142,857	141,304
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 3M US L + 2.75%, 05/09/2025	142,483	135,596
		1,302,581

Retailers (except food & drug) - 1.41%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	311,452	226,192
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	589,831	589,096
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	250,061	219,584
FBB Holdings III, Inc., First Lien Initial Term Loan:
3M US L + 9.00%, 02/07/2024	139,586	134,919
6M US L + 0.00%, 01/31/2025	46,866	32,806
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	306,661	234,443
Pier 1 Imports US, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,984,375	1,071,562
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021(b)	360,743	358,038
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	3,389,299	6,779
		2,873,419

Steel - 0.71%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,241,919	1,220,185
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	241,036	239,832
		1,460,017

Surface Transport - 0.32%
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	653,501	647,508

Telecommunications - 5.54%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	674,326	650,724
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	2,175,140	2,169,474
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,523,309	1,474,563
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	225,564	206,391
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025	1,013,272	1,007,360
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	698,929	684,951
3M US L + 7.50%, 12/16/2024	548,872	539,267
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	718,182	660,056
3M US L + 7.25%, 08/01/2025	771,429	682,714

	Principal
	Amount	Value

Telecommunications (continued)
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	$556,364	$548,366
1M US L + 4.50%, 11/01/2024	137,697	137,037
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	1,392,593	1,322,671
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	1,312,355	1,237,439
		11,321,013

Utilities - 2.73%
Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 08/03/2026	224,299	225,364
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	488,556	487,457
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,427,561
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	492,500	489,422
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	1,425,055	1,289,674
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	686,550	656,730
		5,576,208

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $301,056,428)		290,395,488

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 3.03%
Structured Finance Obligations - 3.03%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	811,297
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(f)	1,000,000	998,735
Dryden 40 Senior Loan Fund 3M US L + 5.75%, 08/15/2031(b)(f)	700,000	667,111
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(f)	833,000	756,090
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	608,471
Tiaa Clo III, Ltd. 3M US L + 5.90%, 01/16/2031(b)(f)	2,500,000	2,351,124
		6,192,828

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $6,554,584)		6,192,828

CORPORATE BONDS - 18.17%
Automotive - 0.37%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(f)	810,000	767,475

Building & Development - 2.19%
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(f)	289,000	180,625
NWH Escrow Corp. 7.500%, 08/01/2021(f)	1,332,000	822,510
PriSo Acquisition Corp. 9.000%, 05/15/2023(f)	3,477,000	3,472,654
		4,475,789

Chemical & Plastics - 0.24%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	487,000	493,088

Containers & Glass Products - 1.66%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	436,576	415,839
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(f)	1,916,000	1,839,360
Trident Merger Sub, Inc. 6.625%, 11/01/2025(f)	1,200,000	1,128,000
		3,383,199

Diversified Insurance - 1.59%
HUB International, Ltd. 7.000%, 05/01/2026(f)	378,000	375,165

	Principal
	Amount	Value

Diversified Insurance (continued)
York Risk Services Holding Corp. 8.500%, 10/01/2022(f)	$3,500,000	$2,870,000
		3,245,165

Drugs - 1.81%
Avantor, Inc.:
6.000%, 10/01/2024(f)	833,000	866,320
9.000%, 10/01/2025(f)	2,600,000	2,824,250
		3,690,570

Ecological Services & Equipment - 0.42%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	864,000	820,800
Hulk Finance Corp. 7.000%, 06/01/2026(f)	37,000	35,150
		855,950

Electronics/Electrical - 1.99%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(f)	857,000	833,432
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	1,363,502	1,269,950
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	2,559,000	1,957,635
		4,061,017

Food Service - 0.16%
CEC Entertainment, Inc. 8.000%, 02/15/2022	345,000	320,850

Healthcare - 3.41%
Envision Healthcare Corp. 8.750%, 10/15/2026(f)	1,875,000	1,675,781
Surgery Center Holdings, Inc. 8.875%, 04/15/2021(f)	1,500,000	1,571,700
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	1,500,000	1,224,375
Tenet Healthcare Corp.:
4.625%, 07/15/2024	667,000	671,169
5.125%, 05/01/2025	667,000	672,036
7.000%, 08/01/2025	1,143,000	1,161,574
		6,976,635

Industrial Equipment - 0.11%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC 7.750%, 04/15/2026(f)	250,000	216,250

Oil & Gas - 0.91%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	1,600,000	1,420,000
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	500,000	440,000
		1,860,000

Property & Casualty Insurance - 1.88%
AssuredPartners, Inc. 7.000%, 08/15/2025(f)	1,136,000	1,056,480
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(f)	2,550,000	2,776,746
		3,833,226

Publishing - 0.23%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	580,000	471,975

Telecommunications - 0.88%
Digicel, Ltd. 6.000%, 04/15/2021(f)	750,000	630,157
Frontier Communications Corp. 10.500%, 09/15/2022	1,250,000	959,375
Vertiv Group Corp. 9.250%, 10/15/2024(f)	204,000	204,000
		1,793,532

	Principal
	Amount	Value

Utilities - 0.32%
Calpine Corp. 5.750%, 01/15/2025	$667,000	$665,332

TOTAL CORPORATE BONDS
(Cost $39,480,495)		37,110,053

	Shares
COMMON STOCK - 0.15%
Oil & Gas - 0.15%
SandRidge Energy, Inc.(h)	37,842	303,492

TOTAL COMMON STOCK
(Cost $1,749,997)		303,492

Total Investments - 163.51%
(Cost $348,841,504)		334,001,861

Other Assets in Excess of Liabilities - 0.43%		882,504

Mandatory Redeemable Preferred Shares - (9.85)%
(liquidation preference plus distributions payable on term preferred shares)		(20,119,040)

Leverage Facility - (54.10)%		(110,500,000)

Net Assets - 100.00%		$204,265,325

Amounts above are shown as a percentage of net assets as of March 31, 2019.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1W US L - 1 Week LIBOR as of March 31, 2019 was 2.42%

1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%

2M US L - 2 Month LIBOR as of March 31, 2019 was 2.56%

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

6M US L - 6 Month LIBOR as of March 31, 2019 was 2.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of March 31, 2019. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2019, the Fund has unfunded delayed draw loans in the amount of $422,625. Fair value of these unfunded delayed draw loans was $411,201.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $35,722,595, which represented approximately 17.49% of net assets as of March 31, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of March 31, 2019:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$4,479,746	$1,847,104	$6,326,850
Automotive	–	1,775,398	1,043,322	2,818,720
Beverage & Tobacco	–	–	381,503	381,503
Building & Development	–	14,044,155	3,956,809	18,000,964
Business Equipment & Services	–	36,757,105	8,578,260	45,335,365
Chemical & Plastics	–	3,361,445	3,603,081	6,964,526
Conglomerates	–	1,351,416	377,410	1,728,826
Containers & Glass Products	–	5,580,553	1,782,806	7,363,359
Electronics/Electrical	–	41,988,004	8,718,344	50,706,348
Equipment Leasing	–	–	2,122,312	2,122,312
Financial Intermediaries	–	3,536,147	1,353,832	4,889,979
Food Service	–	7,120,934	832,570	7,953,504
Healthcare	–	39,200,389	10,827,270	50,027,659
Industrial Equipment	–	7,235,341	239,724	7,475,065
Insurance	–	1,735,110	1,691,591	3,426,701
Lodging & Casinos	–	1,209,309	1,381,050	2,590,359
Oil & Gas	–	7,803,340	33,852	7,837,192
Publishing	–	2,868,991	1,117,500	3,986,491
Retailers (except food & drug)	–	2,508,602	364,817	2,873,419
Steel	–	239,832	1,220,185	1,460,017
Other	–	56,126,329	–	56,126,329
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	6,192,828	6,192,828
Corporate Bonds	–	37,110,053	–	37,110,053
Common Stock	303,492	–	–	303,492
Total	$303,492	$276,032,199	$57,666,170	$334,001,861

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of December 31, 2018	$66,097,334	$6,630,969	$72,728,303
Accrued discount/ premium	26,472	227	26,699
Realized Gain/(Loss)	26,551	(64,344)	(37,793)
Change in Unrealized Appreciation/(Depreciation)	41,961	286,632	328,593
Purchases	3,338,213	-	3,338,213
Sales Proceeds	(1,032,761)	(660,656)	(1,693,417)
Transfer into Level 3	9,194,261	-	9,194,261
Transfer out of Level 3	(26,218,689)	-	(26,218,689)
Balance as of March 31, 2019	$51,473,342	$6,192,828	$57,666,170

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2019	$(116,092)	$188,137	$72,045

Information about Level 3 fair value measurements as of March 31, 2019:

	Fair Value at 9/30/2018	Valuation Technique(s)	Unobservable Input(s)	Value/Range(Weighted Average)
Floating Rate Loan Interests	$51,473,342	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$6,192,828	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2019, 86.7% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2019, BGX had invested $31,424,480 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, January 8, 2018 and February 23, 2018 and as further amended and restated on June 20, 2018, to borrow up to a limit of $122 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2019, BGX had borrowings outstanding under its Leverage Facility of $110,500,000, at an interest rate of 3.57%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2019. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2019 the average borrowings under BGX's Leverage Facility and the average interest rate were $109,733,333 and 3.62% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of March 31, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of March 31, 2019, BGX's leverage represented 38.98% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 33.01% of Managed Assets and the MRPS representing 5.97% of Managed Assets).